INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income (loss) before income taxes	¥ (206,195)	$ (29,698)	¥ (282,240)	¥ 165,036
Income tax computed at applicable tax rates (25%)	(51,549)	(7,425)	(70,560)	41,259
Effect of different tax rates in different jurisdictions	4,743	682	1,206	1,313
Non-deductible expenses	54,588	7,862	47,324	28,103
Effect of tax holiday				(16,170)
Effect of tax rate changes	(1,841)	(265)	(24,125)	(38,747)
Change in valuation allowance	(5,144)	(740)	88,661	18
Changes in interest and penalties on unrecognized tax benefits	3,105	447	3,920	(349)
Effect of EIT reversal for previous years	2,760	398	(2,099)	(5,799)
Research and development super-deduction	(2,947)	(424)	(2,363)	(1,959)
Others	(658)	(95)	5	318
Income tax expense (benefit)	¥ 3,057	$ 440	¥ 41,969	¥ 7,987